Line of Credit and Notes Payable - ELOC Commitment Fee Note (Details) - USD ($)		3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Jul. 02, 2024	Jun. 24, 2024
Line of Credit and Notes Payable
Conversion price (in dollars per share)	$ 2.00	$ 2.00	$ 2.00
ELOC Commitment Fee Note	$ 495,000	$ 495,000	$ 495,000
Loss on extinguishment		(740,979)	(740,979)
ELOC Commitment Fee Note
Line of Credit and Notes Payable
Principal balance of promissory note				$ 500,000	$ 500,000
Conversion price (in dollars per share)				$ 10
ELOC Commitment Fee Note	495,000	495,000	495,000	$ 595,000
Loss on extinguishment	$ 5,000	(95,000)	(95,000)
Change in fair value		$ 95,000	$ 95,000